Accounts receivable, net	12 Months Ended
Dec. 31, 2025
Credit Loss [Abstract]
Accounts receivable, net

Note 4 Accounts receivable, net

Accounts receivable, net consisted of the following (in thousands):

	December 31,	December 31,
	2025	2024
Accounts receivable, current	$1,386	$2,015
Accounts receivable	-	4
Total accounts receivable	$1,386	$2,019

Less: Allowance for credit losses	$(122)	$(588)
Total accounts receivable, net	$1,264	$1,431

In some contracts with customers, the Company agreed to instalment payments exceeding 12 months. The present value of these contracts is recorded as a receivable as the revenue is recognized in accordance with GAAP, and profit is recognized to the extent the present value is in excess of cost. The present value of long-term receivables is Nil, and the face value is Nil as of December 31, 2025. The present value of long-term receivables is $4 thousand, and the face value is $5.0 thousand as of December 31, 2024.

The following table sets forth the activity in the Company’s allowance for credit losses (in thousands):

	December 31, 2025	December 31, 2024
Beginning balance	$588	$368
Provision for credit losses	55	540
Write-offs	(521)	(320)
Ending balance	$122	$588

Unbilled revenue for the year ended December 31, 2025 was $15.0 thousand and $113.0 thousand for the year ended December 31, 2024.